OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
10.	OTHER NON-CURRENT ASSETS

All figures in USD ‘000	2011	2010
Working Capital, cooperative arrangements	-	22,034
Financial Charges	490	1,143
Total as of December 31,	490	23,177

As of December 31, 2010, the working capital of $22.0 million represents the value of bunkers on board our vessels at the time of vessel delivery to the cooperative arrangement Gemini Tankers LLC, including payment of initial funding of $0.2 million per vessel. The working capital is according to the Gemini Tankers agreement to be repaid to the Company within six months after the date of the withdrawal from the agreement. In November, 2011, the Company exited the cooperative arrangement with Gemini Tankers LLC and entered into cooperative arrangement with Orion Tankers Pool. As a result of the withdrawal from the Gemini Tankers LLC agreement, the outstanding working capital as of December 31, 2011 is transferred from other non-current assets, to prepaid expenses and other current assets, see Note 5 of our audited financial statements.